INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX
Schedule of maximum applicable income tax rates of other countries where the Company's subsidiaries having significant operations

	Year ended December 31,
	2025	2024	2023
UK	25%	25%	25%
Netherlands	25.8%	25.8%	25.8%

Schedule of component of income tax expense

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Chinese mainland	(325,751)	(542,211)	(513,768)
UK	(36,680)	(197,586)	(166,174)
Netherlands	(50,797)	(69,870)	(46,774)
Others	(37,035)	(295,439)	(21,378)
Total	(450,263)	(1,105,106)	(748,094)

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Current income tax expense	15,259	2,012	1,113
Deferred income tax expense	687	—	—
Total income tax expense	15,946	2,012	1,113

Schedule of reconciliation of actual income tax expense reported from the amount computed by applying the PRC income tax rate

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Computed expected income tax benefit at the PRC statutory tax rate of 25%	(112,069)	(276,319)	(187,286)
Effect on tax rates in different tax jurisdiction	22,858	75,134	824
Preferential tax rate impact	(1,322)	(399)	(423)
Tax effect of non-deductible expenses and tax-free income	116,342	4,457	3,137
Tax effect of R&D expenses additional deduction	(44,392)	(13,025)	(17,732)
Change in valuation allowance	33,523	212,302	202,586
Others	1,006	(138)	7
Income tax expense	15,946	2,012	1,113

Schedule of deferred tax assets and liabilities

	As of December 31,
	2025	2024
	US$	US$
Deferred tax assets:
Net operating losses carryforwards	392,449	344,269
Deferral of tax deduction of R&D expenses	286,520	319,768
Accrued expenses	40,633	37,460
Operating lease liabilities	18,479	24,437
Others	37,949	27,843
Total gross deferred tax assets	776,030	753,777
Valuation allowance on deferred tax assets	(632,645)	(585,820)
Deferred tax assets, net of valuation allowance	143,385	167,957
Deferred tax liabilities:
Government grants	(113,142)	(132,061)
Operating lease right-of-use assets	(28,981)	(34,193)
Others	(1,960)	(1,703)
Total deferred tax liabilities	(144,083)	(167,957)
Net deferred tax liabilities	(698)	—

Summary of valuation allowance

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Balance at the beginning of the year	585,820	390,737	202,715
Addition	33,523	209,569	189,952
Effect of foreign currency translation	13,302	(14,486)	(1,930)
Balance at the end of the year	632,645	585,820	390,737